Fixed Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Depreciation and amortization expense	$ 545,000	$ 222,000	$ 1,025,000	$ 603,000	$ 837,000	$ 272,000
Furniture and Fixtures [Member]
Depreciation and amortization expense					$ 714,000	$ 190,000
Weighted average remaining life of amortizable software					3 years 6 months 22 days